Document and Entity Information	Jun. 28, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	DUCOMMUN INCORPORATED
Entity Incorporation State Country Code	DE
Entity File Number	001-08174
Entity Tax Identification Number	95-0693330
Entity Address Address Line 1	600 Anton Blvd.
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Costa Mesa
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92626
City Area Code	657
Local Phone Number	335-3665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	DCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000030305
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	200 Sandpointe Avenue
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92707-5759